Cover	May 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	811-05498
Entity Registrant Name	Putnam Master Intermediate Income Trust
Entity Central Index Key	0000830622
Entity Tax Identification Number	04-6584465
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	100 Federal Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617) 292-1000
Local Phone Number	292-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of beneficial interest
Trading Symbol	PIM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false